Income tax	3 Months Ended
Mar. 31, 2026
Income taxes paid (refund) [abstract]
Income tax	Income tax
The Group incurred tax losses in the current period and prior years. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S.
For the three-month period ended March 31, 2026, the Group has used the effective tax rate for the interim period, which represents the best available estimate of the annual effective tax rate at this date.
As of March 31, 2026, the difference related to royalty certificates between (i) the amount already deemed deductible from the
Company's taxable income as of March 31, 2026 (based on the certificates' fair value minus the subscription price) and (ii) the amount of the related financial liability recognized in the Group's Statements of Financial Position at that date (measured at amortized cost using the original EIR) results in a €17,383 thousand deferred tax liability.
As of March 31, 2026, the Group has re-assessed the expected reversal of temporary taxable and deductible differences existing at the reporting date. The timing of reversal of the taxable difference on royalty certificates was estimated under the same cash flow schedule and discount rate assumptions as the certificates' fair value as of March 31, 2026 (see Note 15.5).
Based on this assessment, under the above recoverability assumption and after taking into account the limitations on the use of deductible tax losses carried forward in France, the Group determined that deferred tax assets amounting to €11,307 thousand could be recognized as it is anticipated that the related deductible temporary differences and losses carried forward will reverse and be utilized against future taxable temporary differences in the same periods in this jurisdiction.
As a result, the net deferred tax position of the Group as of March 31, 2026 is a deferred tax liability of €6,076 thousand, relating to royalty certificates.